MONY LIFE INSURANCE COMPANY OF AMERICA
1290 Avenue of the Americas
New York NY 10104

Dodie Kent
Vice President and
Associate General Counsel
212-314-3970
Fax: 212-707-1791

September 10, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY America Variable Account K (the “Registrant”) Registration Nos.:

333-191149 and 811-22886 Incentive Life Legacy and Incentive Life Legacy II

333-191150 and 811-22886 Corporate Sponsored Variable Universal Life

Commissioners:

MONY Life Insurance Company of America (“MONY America”), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2014 for the following mutual funds in which the Registrant invests:

•	AXA PREMIER VIP TRUST – Underlying Funds:

AXA Aggressive Allocation

AXA Conservative Allocation

AXA Conservative-Plus Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

•	EQ ADVISORS TRUST – Underlying Funds:

All Asset Moderate Growth-Alt 15

All Asset Growth-Alt 20

All Asset Aggressive-Alt 25

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA Balanced Strategy

AXA Conservative Strategy

AXA Conservative Growth Strategy

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

EQ/AllianceBernstein Small Cap Growth

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Equity 500 Index

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/Montag & Caldwell Growth

EQ/Morgan Stanley Mid Cap Growth

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Invesco Comstock

EQ/Wells Fargo Omega Growth

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	AIM VARIABLE INSURANCE FUNDS – Series 1(A):

Invesco V.I. Global Real Estate

Invesco V.I. International Growth

Invesco V.I. Mid Cap Core Equity

Invesco V.I. Small Cap Equity

•	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC – Class II:

American Century VP Mid Cap Value

•	AMERICAN FUNDS INSURANCE FUNDS SERIES® – Class 4:

American Funds Insurance Series® New World Fund®

American Funds Insurance Series® Global Small Capitalization FundSM

•	FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class 2:

Fidelity® VIP Contrafund®

Fidelity® VIP Growth & Income

Fidelity® VIP Mid Cap

•	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – Class 2:

Franklin Mutual Shares VIP

Franklin Rising Dividends VIP

Franklin Small Cap Value VIP

Franklin Strategic Income VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	GOLDMAN SACHS VARIABLE INSURANCE TRUST – Service Shares:

Goldman Sachs VIT Mid Cap Value

•	IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP Energy

Ivy Funds VIP High Income

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Science and Technology

Ivy Funds VIP Small Cap Growth

•	LAZARD RETIREMENT SERIES, INC. – Service Shares:

Lazard Retirement Emerging Markets Equity

•	MFS VARIABLE INSURANCE TRUST – Initial Class (A):

MFS® Investors Growth Stock Series

MFS® Investors Trust Series

MFS® International Value

•	PIMCO VARIABLE INSURANCE TRUST – Advisor Class:

PIMCO VIT CommodityRealReturn® Strategy

PIMCO VIT Real Return

PIMCO VIT Total Return

•	T. ROWE PRICE EQUITY SERIES, INC. – Service Class:

T. Rowe Price Equity Income II

•	VAN ECK VIP TRUST – S Class:

Van Eck VIP Global Hard Assets

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
Dodie Kent